Other current financial assets - Schedule of Other Current Financial Assets (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Other current financial assets	SFr 38.2	SFr 34.2
Other current financial assets at amortized cost
Disclosure of financial assets [line items]
Other current financial assets	38.2	34.2
Other current financial assets at amortized cost | Credit cards
Disclosure of financial assets [line items]
Other current financial assets	18.7	16.4
Other current financial assets at amortized cost | Deposits
Disclosure of financial assets [line items]
Other current financial assets	13.9	14.6
Other current financial assets at amortized cost | Other current financial assets
Disclosure of financial assets [line items]
Other current financial assets	5.6	3.2
Other current financial assets at fair value through profit and loss
Disclosure of financial assets [line items]
Other current financial assets	SFr 0.0	SFr 0.0